Segment reporting	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Group distinguishes two operating segments: the operation of crude oil tankers on the international markets (Tankers) and the floating production, storage and offloading operations (FSO/FpSO). These two divisions operate in completely different markets, where in the latter the assets are tailor made or converted for specific long term projects. The tanker market requires a different marketing strategy as this is considered a very volatile market, contract duration is often less than two years and the assets are to a big extent standardized. The segment profit or loss figures and key assets as set out below are presented to the executive committee on at least a quarterly basis to help the key decision makers in evaluating the respective segments. The Chief Operating Decision Maker (CODM) also receives the information per segment based on proportionate consolidation for the joint ventures and not by applying equity accounting. The reconciliation between the figures of all segments combined with the consolidated statements of financial position and profit or loss is presented in a separate column Equity-accounted investees.

The Group did not identify any relevant geographic areas.

(in thousands of USD)	For the six month period ended				For the six month period ended
	June 30, 2018				June 30, 2017

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Revenue	202,746	24,323	(24,321)	202,748	290,620	32,437	(32,466)	290,591

Profit (loss) before income tax	(60,168)	9,279	(854)	(51,743)	(11,446)	18,445	2,563	9,562

(in thousands of USD)	June 30, 2018				December 31, 2017

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Non-current assets	3,705,362	170,603	(136,474)	3,739,491	2,504,467	179,062	(153,192)	2,530,337

Current assets	448,021	14,421	(14,824)	447,618	281,132	11,581	(12,077)	280,636

TOTAL ASSETS	4,153,383	185,024	(151,298)	4,187,109	2,785,599	190,643	(165,269)	2,810,973

Equity	2,302,842	33,737	1	2,336,580	1,820,887	25,473	1	1,846,361

Non-current liabilities	1,428,312	127,417	(127,417)	1,428,312	805,872	164,442	(164,442)	805,872

Current liabilities	422,229	23,870	(23,882)	422,217	158,840	728	(828)	158,740

TOTAL LIABILITIES	4,153,383	185,024	(151,298)	4,187,109	2,785,599	190,643	(165,269)	2,810,973